Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt

Note 8 — Long-term Debt

Long-term debt as of September 30, 2021 and December 31, 2020 consists of the following:

(in thousands USD)	September 30, 2021	December 31, 2020
Borrowings under bank revolving credit agreement, principal due November 10, 2023	$5,000	$5,000
Borrowings under bank credit agreement, principal due November 10, 2023	65,871	93,388
Unamortized debt issuance costs(a)	(5,776)	(2,978)
Borrowing under bank credit agreements, net of unamortized debt issuance costs	65,095	95,410

Borrowings under convertible note payable to related party, 13.73% interest capitalized every nine months, principal due July 18, 2024	—	16,465
Borrowings under convertible note payable to related party, 13.73% interest capitalized every nine months, principal due July 18, 2024	—	16,465
Unamortized debt issuance costs(a)	—	(126)
Convertible notes payable, net of unamortized debt issuance costs	—	32,804

Paycheck Protection Program loans, 1% interest, due May 1, 2022	7,722	9,129

Subordinated promissory note payable, guaranteed by a related party, 14% interest, principal due December 12, 2021	673	—

Subordinated debt with related party, principal due January 26, 2022	3,700	—
Unamortized debt issuance costs(a)	(306)	—
Subordinated debt with related party, net of unamortized debt issuance costs	3,394	—

Total debt, net of unamortized debt issuance cost	76,884	137,343
Less: current portion of debt	36,588	11,380
Long-term debt, net of unamortized debt issuance costs	$40,296	$125,963

____________

(a)      Debt issuance costs are presented as a reduction of the Company’s debt in the Unaudited Condensed Consolidated Balance Sheets. $1.5 million and $0.7 million of debt issuance cost amortization was charged to interest expense for the nine months ended September 30, 2021 and 2020, respectively.

Credit Agreements

In 2018, the Company entered into a revolving credit agreement with Monroe Capital Management Advisors LLC that permits the Company to borrow up to $1.5 million through November 10, 2023. In 2019, the agreement was amended to increase the borrowing limit to $5.0 million. Interest is paid monthly and calculated as LIBOR plus a margin of 8.0% to 9.0%, based on the Total Leverage Ratio as calculated in the most recent Compliance Certificate. An additional 2.0% interest may be incurred during periods of loan covenant default. As of September 30, 2021, the interest rate was 10.0%. The Company must pay an annual commitment fee of 0.5% on the unused portion of the commitment. As of September 30, 2021 and December 31, 2020, the Company had no availability under this facility.

In 2018, the Company entered into a term loan credit agreement with Monroe Capital Management Advisors LLC (“Monroe term loan”) that permits the Company to borrow up to $75.0 million through November 10, 2023. In 2019, the agreement was amended to increase the borrowing amount to $98.0 million. Interest is paid monthly and calculated as LIBOR plus a margin of 8.0% to 9.0%, based on the Total Leverage Ratio as calculated in the most recent Compliance Certificate. An additional 2.0% interest may be incurred during periods of loan covenant default. As of September 30, 2021, the interest rate was 10.0%. Principal payments of $0.6 million are due quarterly until maturity, at which time the remaining outstanding balance is due. Based on amendment dated February 2, 2021, the Company shall pay, in place of the first two regular quarterly principal installments of 2021, from February 2021 through and including July 2021, monthly principal installments of $1.0 million on the last business day of each of these six calendar months.

On March 22, 2021, the Company used $20.0 million from proceeds of issuance of preferred stock to partially pay the Monroe term loan. Refer to Note 15, Stockholders’ Equity, for additional information on issuance of preferred stock.

On June 24, 2021, an amendment was signed to modify the debt covenants for the periods September 30, 2021 and thereafter. In addition to the covenant modifications, the amendment also established the deferral of the monthly $1.0 million principal payments previously due in April and May, along with the $1.0 million payments due in June and July to September 30, 2021. As a result, the regular quarterly principal installments resumed, and the First Lien lenders charged a $4.3 million fee paid upon the end of the term loan in exchange for the amended terms. The amendment resulted in a debt modification, thus the fees payable to the First Lien lenders were capitalized and are amortized over the remaining life of the Monroe term loan. The fees have been netted against the debt as of September 30, 2021.

On September 30, 2021, the Company entered into an amendment to extend the due date of the $4.0 million in principal payments previously due for April, May, June and July, from September 30, 2021 to October 15, 2021. On October 14, 2021, the Company entered into an amendment to extend the due date from October 15, 2021 to October 29, 2021. On October 29, 2021, the Company entered into an amendment to further extend the due date from October 29, 2021 to November 19, 2021.

On November 15, 2021, the Company entered into an amendment to reset the First Lien Facility’s Total Leverage Ratio and Fixed Charge Coverage Ratio covenants for the quarterly periods of September 30, 2021 to December 31, 2022. In return, the Company was required to make a $20 million principal prepayment, which included the $4 million principal payment due November 19, 2021, payable November 29, 2021. The Company made the $20 million principal payment with proceeds from the debt financing from related party shareholders, as described in Note 19. Furthermore, the Company agreed to issue $30 million worth of Class A Common Stock to the administrative agent for the First Lien Facility by December 15, 2021, which subject to certain terms and regulatory restrictions, may sell the Company’s Class A Common Stock and apply the proceeds to the outstanding balance of the loan. In addition, the Company will issue warrants to the administrative agent to purchase $7 million worth of AgileThought’s Class A Common Stock for nominal consideration; this amount will reduce to $5 million if the First Lien Facility is paid in full on or before February 28, 2022. The warrants will be issued on the date that all amounts under the First Lien Facility have been paid in full. The First Lien lenders charged an additional $2.9 million fee paid upon the end of the term loan in exchange for the amended terms. As of September 30, 2021, total fees payable at the end of the term loan, including fees recognized from prior amendments, totaled $6.9 million.

Convertible Notes

On July 18, 2019, the Company entered into separate credit agreements with Nexxus Capital and Credit Suisse (“the Creditors”) that permits the Company to borrow $12.5 million from each bearing 13.73% interest. On January 31, 2020, the agreements were amended to increase the borrowing amount by $2.05 million under each agreement. Interest is capitalized every six months and is payable when the note is due. Immediately prior to the Business Combination, the Creditors exercised their option to convert their combined $38.1 million of debt outstanding (including interest) into 115,923 shares of the Company’s Class A ordinary shares, which were converted into the Company’s Class A common stock as a result of the Business Combination. As a result, the Company amortized the remaining $0.1 million of unamortized debt issuance costs and recognized incremental interest expense in the Unaudited Condensed Consolidated Statements of Operations.

Paycheck Protection Program Loans

On April 30, 2020 and May 1, 2020, the Company received PPP loans through four of its subsidiaries for a total amount of $9.3 million. The PPP loans bear a fixed interest rate of 1% over a two-year term, are guaranteed by the United States federal government, and do not require collateral. The loans may be forgiven, in part or whole, if the proceeds are used to retain and pay employees and for other qualifying expenditures. The $9.3 million in PPP loans are eligible for forgiveness, and the Company expects a significant amount to be forgiven which would result in a gain to the Consolidated Statements of Operations. The Company submitted its forgiveness applications to the Small Business Administration (“SBA”) between November 2020 and January 2021. The monthly repayment terms will be established in the notification letters with the amount of loan forgiveness. On December 25, 2020, $0.1 million of a $0.2 million PPP loan was forgiven. On March 9, 2021, $0.1 million of a $0.3 million PPP loan was forgiven. On June 13, 2021, $1.2 million of a $1.2 million PPP loan was forgiven. The Company is awaiting a response on its forgiveness application related to a $7.6 million PPP loan. All loan forgiveness was recognized in other income (expense) of the Unaudited Condensed Consolidated Statements of Operations.

Subordinated Promissory Note

On June 24, 2021, the Company entered into a credit agreement with AGS Group LLC (“AGS Group”) for a principal amount of $0.7 million. The principal amount outstanding under this agreement matures on December 20, 2021 (“Original Maturity Date”) but can be extended until May 19, 2022 (“Extended Maturity Date”). Interest is due and payable in arrears on the Original Maturity Date at a 14.0% per annum until and including December 20, 2021 and at 20% per annum from the Original Maturity Date to the Extended Maturity Date calculated on the actual number of days elapsed.

Exitus Capital Subordinated Debt

On July 26, 2021, the Company agreed with existing lenders and Exitus Capital (“Subordinated Creditor”) to enter into a zero-coupon subordinated loan agreement with Exitus Capital in an aggregate principal amount equal to $3.7 million (“Subordinated Debt”). No periodic interest payments are made and the loan is due on January 26, 2022, with an option to extend up to two additional six month terms. Net loan proceeds totaled $3.2 million, net of $0.5 million in debt discount. Payment of any and all of the Subordinated Debt shall be subordinate of all existing senior debt. In the event of any liquidation, dissolution, or bankruptcy proceedings, all senior debt shall first be paid in full before any distribution shall be made to the Subordinated Creditor. The loan is subject to a 36% annual interest moratorium if full payment is not made upon the maturity date.

Financial Covenants

The Monroe term loan and the convertible notes payable establish the following financial covenants for the consolidated group:

Fixed Charge Coverage Ratio.    The Fixed Charge Coverage Ratio applies to the consolidated group and is determined in accordance with US GAAP. For each Computation Period, it is the ratio of (a) EBITDA (as defined in the credit agreement) minus permitted tax distributions (or other provisions for taxes based on income) made during the Computation Period, minus all unfinanced capital expenditures made thereby in such Computation Period to (b) fixed charges (as defined in the credit agreement).

Capital Expenditures.    Requires the Company’s aggregate capital expenditures in any fiscal year to not exceed the capital expenditures limit for that fiscal year.

Total Leverage Ratio.    The Total Leverage Ratio applies to the consolidated group and is determined in accordance with US GAAP. It is calculated as of the last day of any Computation Period as the ratio of (a) total debt (as defined in credit agreement) to (b) EBITDA for the Computation Period ending on such day.

As of September 30, 2021, the Company was in default of the Total Leverage Ratio and Fixed Charge Coverage Ratio covenants. The closing of the amendment dated November 15, 2021, reset the Fixed Charge Coverage Ratio and Total Leverage Ratio covenant ratios for the compliance periods between September 30, 2021 and December 31, 2022, effectively waiving the Company’s default of the Total Leverage Ratio and Fixed Charge Coverage Ratio for the period September 30, 2021.

Per the amendment dated November 15, 2021, the amended covenants that will be in place as of September 30, 2021 will be the following:

Computation Period Ending	Fixed Charge Coverage Ratio to exceed	Total Leverage Ratio not to exceed
September 30, 2021	0.20:1.00	18.00:1.00
December 31, 2021 and March 31, 2022	0.20:1.00	6.10:1.00
June 30, 2022 and September 30, 2022	0.20:1.00	4.00:1.00
December 31, 2022 and each Computation Period ending thereafter	1.00:1.00	4.00:1.00

The capital expenditure annual limit that will be in place as of December 31, 2021 will be the following:

Computation Period Ending	Capital Expenditure Annual Limit
December 31, 2021 and the Computation Periods ending March 31, June 30, and September 30, 2022	$2.10 million
December 31, 2022 and each Computation Period ending thereafter	$2.20 million

Note 9 — Long-term debt

Long-term debt at December 31, 2020 and 2019 consists of the following:

(in thousands USD)	2020	2019
Borrowings under bank revolving credit agreement, principal due Nov. 15, 2023	$5,000	$5,000
Borrowings under bank credit agreement, principal due Nov. 15, 2023	93,388	95,816
Unamortized debt issuance costs(a)	(2,978)	(3,857)
Borrowing under bank credit agreements, net of unamortized debt issuance costs	95,410	96,959

Borrowings under convertible note payable to related party, 13.73% interest capitalized every six months, principal due July 18, 2024	16,465	12,500
Borrowings under convertible note payable to related party, 13.73% interest capitalized every six months, principal due July 18, 2024	16,465	12,500
Unamortized debt issuance costs(a)	(126)	(152)
Convertible notes payable, net of unamortized debt issuance costs	32,804	24,848
Paycheck Protection Program loans, 1% interest, due May 1, 2022	9,129	—

Total long-term debt	137,343	121,807
Less: current portion of long-term debt	11,380	6,473
Long-term debt, net of unamortized debt issuance costs and current portion	$125,963	$115,334

____________

(a)      Debt issuance costs are presented as a reduction of the Company’s long-term debt in the Consolidated Balance Sheets. $0.9 million, $0.7 million, and $0.1 million of debt issuance cost amortization was charged to interest expense for the years ended December 31, 2020 and 2019, and 2018 respectively.

Credit Agreements

In 2018, the Company entered into a revolving credit agreement with Monroe Capital Management Advisors LLC that permits the Company to borrow up to $1.5 million through November 15, 2023. In 2019, the agreement was amended to increase the borrowing limit to $5.0 million. Interest is paid monthly and calculated as LIBOR plus a margin of 8.0% to 9.0%, based on the Total Leverage Ratio as calculated in the most recent Compliance Certificate. An additional 2.0% interest may be incurred during periods of loan covenant default. At December 31, 2020, the interest rate was 10.0%. The Company must pay an annual commitment fee of 0.5% on the unused portion of the commitment. At December 31, 2020 and 2019, the Company had no availability under this facility.

In 2018, the Company entered into a term loan credit agreement with Monroe Capital Management Advisors LLC (“Monroe term loan”) that permits the Company to borrow up to $75.0 million through November 15, 2023. In 2019, the agreement was amended to increase the borrowing amount to $98.0 million. Interest is paid monthly and calculated as LIBOR plus a margin of 8.0% to 9.0%, based on the Total Leverage Ratio as calculated in the most recent Compliance Certificate. An additional 2.0% interest may be incurred during periods of loan covenant default. At December 31, 2020, the interest rate was 10.0%. Principal payments of $0.6 million are due quarterly until maturity, at which time the remaining outstanding balance is due. Based on amendments dated February 2, 2021, the Company shall pay, in place of the first two regular quarterly principal installments of 2021, from February 2021 through and including July 2021, monthly principal installments of $1.0 million on the last business day of each of these six calendar months.

Convertible Notes

On July 19, 2019, the Company entered into separate credit agreements with Nexxus Capital Equity Fund VI, L.P. and Credit Suisse (The Creditors) that permits the Company to borrow $12.5 million from each bearing 13.73% interest. On January 31, 2020, the agreements were amended to increase the borrowing amount by $2.05 million under each agreement. Interest is capitalized every six months and is payable when the note is due. The Creditors have the option, but not the obligation, to convert the loan to common shares (a) before January 31, 2022 if the Company files for an IPO or enters into a merger agreement or (b) on or after January 31, 2022. If The Creditors decide to exercise their option, the number of shares will be determined at the redemption date at a value equal to the outstanding loan balance.

Paycheck Protection Program Loans

On April 30, 2020 and May 1, 2020, the Company received Paycheck Protection Program loans (“PPP loans”) through four of its subsidiaries for a total amount of $9.3 million. The PPP loans bear a fixed interest rate of 1% over a two-year term, are guaranteed by the United States federal government, and do not require collateral. The loans may be forgiven, in part or whole, if the proceeds are used to retain and pay employees and for other qualifying expenditures. The $9.3 million in PPP loans are eligible for forgiveness, and the Company expects a significant amount to be forgiven which would result in a gain to the Consolidated Statement of Operations. The Company submitted its forgiveness applications to the Small Business Administration (“SBA”) between November 2020 and January 2021. The monthly repayment terms will be established in the notification letters with the amount of loan forgiveness. On December 25, 2020, $0.1 million of a $0.2 million PPP loan was forgiven, and this was recognized in other income (expense) in the Consolidated Statement of Operations. See Note 19, Subsequent Events, for the forgiveness notifications received after year-end.

Previous Loan Arrangement

On November 15, 2018, the Company paid in full the debt held with our previous lender, Banco Santander, with proceeds from the Monroe term loan.

Financial Covenants

The Monroe term loan and the convertible notes payable establish the following financial covenants for the consolidated group:

Fixed Charge Coverage Ratio.    The Fixed Charge Coverage Ratio applies to the consolidated group and is determined in accordance with US GAAP. For each Computation Period, it is the ratio of (a) EBITDA (as defined in the credit agreement) minus permitted tax distributions (or other provisions for taxes based on income) made during the Computation Period, minus all unfinanced capital expenditures made thereby in such Computation Period to (b) fixed charges (as defined in the credit agreement). As a result of an April 30, 2021 amendment, the Company’s Fixed Charge Coverage Ratio was modified as presented in the below table for each Computation Period.

Capital Expenditures.    Requires the Company’s aggregate capital expenditures in any fiscal year to not exceed the capital expenditures limit for that fiscal year.

Total Leverage Ratio.    The Total Leverage Ratio applies to the consolidated group and is determined in accordance with US GAAP. It is calculated as of the last day of any Computation Period as the ratio of (a) total debt (as defined in credit agreement) to (b) EBITDA for the Computation Period ending on such day. As a result of the aforementioned February 2, 2021 amendment, and an April 30, 2021 amendment, the Company’s Total Leverage Ratio was modified as presented in the below table for each Computation Period.

Computation Period Ending	Fixed Charge Coverage Ratio to exceed	Capital Expenditure Annual Limit	Total Leverage Ratio not to exceed
June 30, 2019	1.15:1.00		3.75:1.00
September 30, 2019	1.15:1.00		3.50:1.00
December 31, 2019	1.20:1.00	$1.90 million	3.50:1.00
March 31, 2020 and each Computation Period ending thereafter	1.25:1.00		3.25:1.00
June 30, 2020			3.00:1.00
September 30, 2020			3.50:1.00
December 31, 2020	1.15:1.00	$2.00 million	5.40:1.00
March 31, 2021	1.10:1.00		5.25:1.00
June 30, 2021	1.10:1.00		5.25:1.00
September 30, 2021	1.20:1.00		4.50:1.00
December 31, 2021 and each Computation Period ending thereafter	1.25:1.00	$2.10 million	3.50:1.00
March 31, 2022 and each Computation Period ending thereafter			3.00:1.00
December 31, 2022		$2.20 million

The Company was compliant with all debt covenants as of December 31, 2019. As of December 31, 2020, the Company was in compliance with the Fixed Charge Coverage Ratio and Capital Expenditures covenants. For the September 30, 2020 Computation Period, in connection with the impact of the COVID-19 pandemic on the Company’s operations, the Company was not in compliance with the Total Leverage Ratio covenant, as described in the Amended and Restated Credit Agreement dated July 18, 2019. On February 2, 2021, we received a waiver from Monroe Capital Management Advisors LLC for the September 30, 2020 covenant violation. In addition, the Total Leverage Ratio covenant was modified for the periods from December 31, 2020 to March 31, 2022. On April 30, 2021, the Total Leverage Ratio covenant was increased to 5.40:1.00 as of December 31, 2020, and the Fixed Charge Coverage Ratio was modified for the Computation Period ending December 31, 2020 and thereafter. The above table presents the modified covenants.

The annual maturities of our long-term debt for the next five years and beyond are as follows:

Year, (in thousands USD)	Amount
2021	$12,378
2022	11,426
2023	83,713
2024	32,930
2025	—
Thereafter	—
Total long-term debt	140,447
Less: unamortized debt issuance cost	(3,104)
Total debt, net of unamortized debt issuance costs	$137,343